Other Post-Retirement Employee Benefit Plans (Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) - Other Post-Retirement Benefits $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on the total of service and interest cost components, 1% increase	$ 0.6
Effect on the total of service and interest cost components, 1% decrease	(0.4)
Effect on post-retirement medical benefit obligation, 1% increase	8.1
Effect on post-retirement medical benefit obligation, 1% decrease	$ (7.2)